Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 318,779	$ 285,916
Restricted cash		700,094
Due from related parties	55,868	5,168
Short-term investment	3,282,770	3,336,256
Prepaid expenses and other current assets	3,110,893	3,002,669
TOTAL CURRENT ASSETS	6,768,310	7,330,103
NON-CURRENT ASSETS
Investment in subsidiaries and VIE	21,693,865	24,481,840
TOTAL NON-CURRENT ASSETS	21,693,865	24,481,840
TOTAL ASSETS	28,462,175	31,811,943
CURRENT LIABILITIES
Accrued expenses and other current liabilities	26,350	15,550
TOTAL CURRENT LIABILITIES	26,350	15,550
TOTAL LIABILITES	26,350	15,550
EQUITY
Ordinary shares (500,000,000 shares authorized; $0.0001 par value, 25,361,550 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively)	2,536	2,536
Additional paid-in capital	36,045,283	34,696,702
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(10,089,934)	(5,380,785)
TOTAL EQUITY	28,435,825	31,796,393
TOTAL LIABILITIES AND EQUITY	$ 28,462,175	$ 31,811,943